Note 2 - Allowance for Credit Losses: Schedule of Allowance for Loan Losses (Tables)	3 Months Ended
Mar. 31, 2022
Tables/Schedules
Schedule of Allowance for Loan Losses

Loan Class	March 31, 2022	December 31, 2021

Live Check Consumer Loans	$ 6,078,780	$ 6,254,394
Premier Consumer Loans	2,278,766	2,253,818
Other Consumer Loans	24,682,665	25,229,846
Real Estate Loans	1,275,451	1,286,609
Sales Finance Contracts	3,859,098	3,532,183
Total	$ 38,174,760	$ 38,556,850